Partners' Capital	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Partners' Capital

14. PARTNERS' CAPITAL

     During 2012 and 2011, we completed public offerings of common units, representing limited partner interests. The net proceeds from these offerings were used to reduce indebtedness under our Credit Facility and to fund our acquisitions.

     In April 2011, we issued Class C units, representing limited partner interests, in a private placement offering. The net proceeds from the April 2011 offering were used to finance a portion of our Frontier Gas Acquisition. The Class C units will convert into common units on a one-for-one basis on the second anniversary of the date of issuance.

     The table below presents our common unit and Class C unit issuances during 2012 and 2011 (In millions, except units and per unit data):

			Per Unit	Per Unit	Net
Issuance Date	Units		Gross Price	Net Price (1)	Proceeds
April 1, 2011	6,243,000	(2)	$24.50	$—	$153
May 4, 2011	1,800,000		$30.65	$29.75	53
January 13, 2012	3,500,000		$30.73	$29.50	103
July 25, 2012	4,600,000	(3)	$26.00	$24.97	115

(1) Price is net of underwriting discounts.

(2) Represents Class C units.

(3) Includes 600,000 units that were issued in August 2012.

     During 2012, our General Partner made additional capital contributions of approximately $6 million in exchange for the issuance of an additional 215,722 general partner units. During 2011, our General Partner made an additional capital contribution of approximately $9 million in exchange for the issuance of an additional 293,948 general partner units.

     In January 2013, we issued 6,190,469 Class D units, representing limited partner interests in us, to Crestwood Holdings in connection with our acquisition of Crestwood Holdings' 65% membership interest in CMM. Our Class D units are similar in certain respects to our existing common units and Class C units, except that we have the option to pay distributions to our Class D unitholders with cash or by issuing additional Paid-In-Kind Class D units based upon the volume weighted-average price of our common units for the 10 trading days immediately preceding the date the distribution is declared. In March 2014, our outstanding Class D units will convert to common units.